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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:        September 30, 2001


Check here if Amendment [  ]; Amendment Number:

    This Amendment (Check only one.):   [  ]  is a restatement.
                                        [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Cambridge Investments, Ltd.
Address:   600 Montgomery Street
           San Francisco, California  94111


Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Courtney Tozzi
Title:  Vice President
Phone:  (415) 781-0866

Signature, Place, and Date of Signing:
/s/ Courtney Tozzi            San Francisco, California         November 8, 2001
    [Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                               -----------

Form 13F Information Table Entry Total:               9
                                               -----------

Form 13F Information Table Value Total:        $116,047
                                               -----------
                                               (thousands)


List of Other Included Managers:

{None}
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 FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD. 9/30/01

           COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4           COLUMN 5          COLUMN 6     COLUMN 7          COLUMN 8
                                                                                                                   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF  CUSIP      VALUE      SHRS OR PRN  SH/    PUT/  INVESTMENT   OTHER
                              CLASS                (X1000)     AMOUNT      PRN    CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE

BAKER HUGHES INC              COMMON    057224107  13,860      377,060                       SOLE             377,060
BJ SVCS CO                    COMMON    055482103  16,126      589,648                       SOLE             589,648
COOPER CAMERON CORP           COMMON    216640102   5,474      127,011                       SOLE             127,011
ENSCO INTL INC                COMMON    26874Q100  19,351      870,926                       SOLE             870,926
PHILIP MORRIS COS INC         COMMON    718154107     433        8,700                       SOLE               8,700
NABORS INDS INC               COMMON    629568106  23,465      710,874                       SOLE             710,874
NOBLE DRILLING CORP           COMMON    655042109  13,355      403,363                       SOLE             403,363
TRANSOCEAN SEDCO FOREX INC    ORD       G90078109  16,944      513,321                       SOLE             513,321
SMITH INTL INC                COMMON    832110100   7,039      138,442                       SOLE             138,442